Financial Risk Management Objectives and Policies - Schedule of Fair Values of the Equity Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Carrying amount of equity investments [Member]
Schedule of Fair Values of the Equity Investments [Line Items]
NASDAQ–Financial assets at fair value through profit or loss	¥ 1,141	$ (156)	¥ 1,951
NASDAQ - Financial assets at fair value through profit or loss in USD (in Dollars)	(1,141)	156	(1,951)
Decrease/(increase) in loss before tax [Member]
Schedule of Fair Values of the Equity Investments [Line Items]
NASDAQ–Financial assets at fair value through profit or loss	57	(8)	98
Total	(57)	(8)	(98)
NASDAQ - Financial assets at fair value through profit or loss in USD (in Dollars)	(57)	8	(98)
Total (in Dollars)	¥ (57)	$ (8)	¥ (98)